Organization and Operations (Details) - USD ($)				10 Months Ended	12 Months Ended
	Dec. 13, 2022	Oct. 03, 2021	Feb. 05, 2016	Aug. 16, 2021	Dec. 31, 2022	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Jul. 20, 2021	Jun. 04, 2021	Sep. 11, 2019
Organization and Operations (Details) [Line Items]
Shares of common stock (in Shares)	150,000
Purchase price (in Dollars)	$ 750,000
Great Plains Holdings Inc [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)			475,000
Series A Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)			33,415
Series B Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)			8,064
Lil Marc, Inc [Member]
Organization and Operations (Details) [Line Items]
Cancelled of common stock (in Shares)					39,091
Seller’s Choice [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage											100.00%
Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage										89.00%
WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage									44.00%
Ownership voting interest									55.00%
Dune, Inc [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage		29.00%
Ownership voting interest		50.00%
Total membership interests percentage		50.00%		21.00%
Denver Bodega, LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage								100.00%
Ownership voting interest								100.00%
Orbit Media LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage							51.00%
Ownership voting interest							51.00%
Brave Foods, LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage						100.00%
Ownership voting interest						100.00%